Expense Example, No Redemption {- Fidelity Advisor® Leveraged Company Stock Fund} - 07.31 Fidelity Advisor Leveraged Company Stock Fund AMCIZ PRO-09 - Fidelity Advisor® Leveraged Company Stock Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Leveraged Company Stock Fund-Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Leveraged Company Stock Fund-Class M
Expense Example, No Redemption:
1 Year	480
3 Years	754
5 Years	1,048
10 Years	1,885
Fidelity Advisor Leveraged Company Stock Fund-Class C
Expense Example, No Redemption:
1 Year	188
3 Years	582
5 Years	1,001
10 Years	2,169
Fidelity Advisor Leveraged Company Stock Fund-Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Leveraged Company Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847